Provisions for expected credit losses - Summary (Details) - Loans and credit commitments - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Oct. 01, 2018
Provisions for ECL on loans and credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,766	$ 3,913	$ 3,985	$ 4,033
Provisions for expected credit losses, percentage movement from prior period	47.00%
Provisions for expected credit losses, percentage movement from same period in prior year	45.00%
Provisions for ECL on loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,160	3,501	3,552	0
Provisions for expected credit losses, percentage movement from prior period	47.00%
Provisions for expected credit losses, percentage movement from same period in prior year	45.00%
Provisions for ECL on loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions for expected credit losses	$ 606	412	433	0
Provisions for expected credit losses, percentage movement from prior period	47.00%
Provisions for expected credit losses, percentage movement from same period in prior year	40.00%
Provisions for ECL on loans and credit commitments | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	$ 1,181	884	916	877
Provisions for expected credit losses, percentage movement from prior period	34.00%
Provisions for expected credit losses, percentage movement from same period in prior year	29.00%
Provisions for ECL on loans and credit commitments | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	$ 2,878	1,674	1,711	1,884
Provisions for expected credit losses, percentage movement from prior period	72.00%
Provisions for expected credit losses, percentage movement from same period in prior year	68.00%
Provisions for ECL on loans and credit commitments | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	$ 1,707	1,355	1,358	$ 1,272
Provisions for expected credit losses, percentage movement from prior period	26.00%
Provisions for expected credit losses, percentage movement from same period in prior year	26.00%
Provision for ECL on loans
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,190	3,608	3,637
Provisions for expected credit losses, percentage movement from prior period	44.00%
Provisions for expected credit losses, percentage movement from same period in prior year	43.00%
Provision for ECL on credit commitments
Provisions for expected credit losses
Provisions for expected credit losses	$ 576	$ 305	$ 348
Provisions for expected credit losses, percentage movement from prior period	89.00%
Provisions for expected credit losses, percentage movement from same period in prior year	66.00%